SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of segment and geographic information

Year ended December 31, 2012	Online Business	Offline Business	Total
Revenue	$34,091,925	$8,188,499	$42,280,424
Less: sales tax and related taxes	1,922,430	149,760	2,072,190

Net revenue	32,169,495	8,038,739	40,208,234
Less: cost of revenues	6,949,772	3,048,618	9,998,390

Gross profit	$25,219,723	$4,990,121	$30,209,844

Year ended December 31, 2013	Online Business	Offline Business	Total
Revenue	$37,670,793	$13,117,356	$50,788,149
Less: sales tax and related taxes	2,340,641	93,821	2,434,462

Net revenue	35,330,152	13,023,535	48,353,687
Less: cost of revenues	7,643,598	5,620,619	13,264,217

Gross profit	$27,686,554	$7,402,916	$35,089,470

Year ended December 31, 2014	Online Business	Offline Business	Total
Revenue	$35,277,786	$8,976,888	$44,254,674
Less: sales tax and related taxes	1,985,337	80,186	2,065,523

Net revenue	33,292,449	8,896,702	42,189,151
Less: cost of revenues	6,534,883	5,182,265	11,717,148

Gross profit	$26,757,566	$3,714,437	$30,472,003